THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND
THE HARTFORD INTERNATIONAL GROWTH FUND

SUPPLEMENT

DATED AUGUST 27, 2014 TO

THE HARTFORD INTERNATIONAL GROWTH FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS, EACH

DATED MARCH 1, 2014

Effective August 27, 2014, changes are being made with respect to the principal investment strategy of The Hartford International Growth Fund (the “Fund”) to modify the Fund's permitted allocation to emerging market investments.  Therefore, effective August 27, 2014, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.              Under the heading “SUMMARY SECTION - PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES - PRINCIPAL INVESTMENT STRATEGY” in the Prospectus and the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus, the fifth sentence of the first paragraph is deleted in its entirety and replaced with the following:

The Fund may invest up to the greater of 25% or the weight of emerging markets in the MSCI All Country World ex USA Growth Index plus 15% of its net assets in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

2.              Under the heading “SUMMARY SECTION - AVERAGE ANNUAL RETURNS” in the Prospectus and the heading “AVERAGE ANNUAL RETURNS” in the Summary Prospectus, the table is deleted and replaced with the following:

Average annual total returns for periods ending December 31, 2013 (including sales charges)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	16.27%	12.88%	4.49%
Class A After Taxes on Distributions	Class A After Taxes on Distributions	16.03%	12.85%	3.89%
Class A After Taxes on Distributions and Sale of Fund Shares	Class A After Taxes on Distributions and Sale of Fund Shares	9.32%	10.47%	3.67%
Class B	Class B Return Before Taxes	17.20%	13.16%	4.51%
Class C	Class C Return Before Taxes	21.12%	13.33%	4.32%
Class I	Class I Return Before Taxes	23.49%	14.55%	5.35%
Class R3	Class R3 Return Before Taxes	22.93%	13.97%	5.05%
Class R4	Class R4 Return Before Taxes	23.23%	14.38%	5.30%
Class R5	Class R5 Return Before Taxes	23.63%	14.70%	5.54%
Class Y	Class Y Return Before Taxes	23.72%	14.82%	5.61%
MSCI All Country World ex USA Growth Index	MSCI All Country World ex USA Growth Index (reflects no deduction for fees, expenses or taxes)	15.86%	13.28%	7.70%
MSCI EAFE Growth Index	MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	22.94%	13.21%	7.34%

3.              Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES - PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the second paragraph is deleted in its entirety and replaced with the following:

Each investment approach is focused on capital appreciation, and together the investment strategies represent an opportunistic, diversified fund profile that invests in globally competitive growth companies within growing sectors.  The universe of mid to large capitalization companies is based on the MSCI All Country World ex USA Growth Index but may also include companies that are not components of the index.  The team and global industry analysts research this universe to identify companies that they believe exhibit industry leadership and strong management, above expected earnings growth, and clear earnings drivers.

4.     Under the heading “PERFORMANCE NOTES” in the Prospectus, the fifth paragraph is deleted in its entirety and replaced with the following:

The Fund compares its performance to two benchmarks: the MSCI All Country World ex USA Growth Index and the MSCI EAFE Growth Index.